State of New York	)
) ss:
County of New York	)
Certificate of Accuracy
This is to certify that the translation, “Lifestyle Portfolios Supplement dated 11-14-12 to the current Class A, Class B and Class C Shares Prospectus”, originally written in English is, to the best of our knowledge and belief, a complete and accurate translation into Spanish.

Dated: December 6, 2012

/s/ Jung A Han
Jung A Han
Project Coordinator
Global Translation Services
RR Donnelley
ARLANA V. SHERMAN
Notary Public, State of New York
No.01SH6239189
Qualified in New York County
Commission Expires April 18, 2015

Copyright RR Donnelley
Global Translation Services 2012	Page | 1